Accounting Policies	12 Months Ended
Sep. 30, 2015
Accounting Policies [Abstract]
Accounting Policies

1. Accounting Policies.

DESCRIPTION OF BUSINESS

Spin-off Transaction

On January 30, 2015, FRP Holdings, Inc. ("FRP") completed the tax-free spin-off (the “Spin-off") of Patriot Transportation Holding, Inc., (the "Company" or "Patriot"). In the Spin-off, FRP distributed all of the outstanding stock of the Company to FRP's shareholders as of the record date of January 9, 2015. FRP’s shareholders received one share of Patriot (stock symbol “PATI”) for every three shares of FRP owned on the record date resulting in 3,242,524 of Patriot shares outstanding on the distribution date. Patriot now is an independent, publicly traded company, and FRP retains no ownership in Patriot.

Company’s Business

The business of the Company, conducted through our wholly owned subsidiary, Florida Rock & Tank Lines, Inc., is to transport petroleum and other liquids and dry bulk commodities. We do not own any of the products we haul, rather, we act as a third party carrier to deliver our customer’s products from point A to point B predominately using Company employees driving Company owned tractors and tank trailers. Approximately 82% of our business consists of hauling liquid petroleum products (mostly gas and diesel fuel) from large scale fuel storage facilities to our customers’ retail outlets (e.g. convenience stores, truck stops and fuel depots) where we off-load the product into our customer’s fuel storage tanks for ultimate sale to the retail consumer. The remaining 18% of our business consists of hauling our customer’s dry bulk commodities such as cement, lime and various industrial powder products and liquid chemicals.

PRINCIPLES OF CONSOLIDATION AND COMBINATION - The consolidated and combined financial statements were prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and include the accounts, certain assets, liabilities, and expenses of Patriot and its wholly owned subsidiaries that comprise the Company. All significant intercompany transactions within the consolidated and combined entity have been eliminated.

CASH AND CASH EQUIVALENTS - The Company considers all highly liquid debt instruments with maturities of three months or less at time of purchase to be cash equivalents. Bank overdrafts consist of outstanding checks not yet presented to a bank for settlement, net of cash held in accounts with right of offset.

INVENTORY - Inventory of parts and supplies is valued at the lower of cost (first-in, first-out) or market.

TIRES ON EQUIPMENT - The value of tires on tractors and trailers is accounted for as a prepaid expense and amortized over the life of the tires as a function of miles driven.

REVENUE AND EXPENSE RECOGNITION - Transportation revenue, including fuel surcharges, is recognized when the services have been rendered to customers or delivery has occurred, the pricing is fixed or determinable and collectibility is reasonably assured. Transportation expenses are recognized as incurred.

ACCOUNTS RECEIVABLE - Accounts receivable are recorded net of discounts and provisions for estimated allowances. We estimate allowances on an ongoing basis by considering historical and current trends. We record estimated bad debts expense as a selling, general and administrative expense. We estimate the net collectibility of our accounts receivable and establish an allowance for doubtful accounts based upon this assessment. Specifically, we analyze the aging of accounts receivable balances, historical bad debts, customer concentrations, customer credit-worthiness, current economic trends and changes in customer payment terms. Any trade accounts receivable balances written off are charged against the allowance for doubtful accounts. The Company has not experienced any significant credit-related losses in the past three years.

PROPERTY AND EQUIPMENT - Property and equipment is recorded at cost less accumulated depreciation. Provision for depreciation of property and equipment is computed using the straight-line method based on the following estimated useful lives:

Years
Building and improvements	7-39
Revenue equipment	7-10
Other equipment	3-10

The Company recorded depreciation expenses for 2015, 2014 and 2013 of $9,154,000, $8,898,000 and $7,800,000, respectively.

IMPAIRMENT OF LONG-LIVED ASSETS - The Company periodically reviews its long-lived assets, which include property and equipment and purchased intangible assets subject to amortization, for potential impairment whenever events or circumstances indicate the carrying amount of a long-lived asset may not be recoverable. The analysis consists of a review of future anticipated results considering business prospects and asset utilization. If the sum of these future cash flows (undiscounted and without interest charges) is less than the carrying amount of the assets, the Company would record an impairment loss based on the fair value of the assets with the fair value of the assets generally based upon an estimate of the discounted future cash flows expected with regards to the assets and their eventual disposition.

GOODWILL – Goodwill represents the excess of the purchase price over the estimated fair value of the net assets acquired in the acquisition of a business. Goodwill is not amortized, but rather is tested for impairment annually and when events or changes in circumstances indicate that the fair value of a reporting unit with goodwill has been reduced below carrying value. The impairment test requires allocating goodwill and other assets and liabilities to reporting units. The fair value of each reporting unit is determined and compared to the book value of the reporting unit. If the fair value of the reporting unit is less than the book value, including goodwill, then the recorded goodwill is impaired to its implied fair value with a charge to operating expense.

INSURANCE - The Company has a $250,000 to $500,000 self-insured retention per occurrence in connection with certain of its workers’ compensation, automobile liability, and general liability insurance programs (“risk insurance”). The Company is also self-insured for its employee health insurance benefits and carries stop loss coverage for losses over $250,000 per covered participant per year plus a $77,000 aggregate. The Company has established an accrued liability for the estimated cost in connection with its portion of its risk and health insurance losses incurred and reported. Claims paid by the Company are charged against the liability. Additionally, the Company maintains an accrued liability for incurred but not reported claims based on historical analysis of such claims. Payments made under a captive agreement for each year’s loss fund are scheduled in advance using actuarial methodology. The captive agreement provides that we will share in the underwriting results, good or bad, within a $250,000 per occurrence layer of loss through retrospective premium adjustments. The method of calculating the accrual liability is subject to inherent uncertainty. If actual results are less favorable than the estimates used to calculate the liabilities, the Company would have to record expenses in excess of what has been accrued.

INCOME TAXES - Deferred tax assets and liabilities are recognized based on differences between financial statement and tax bases of assets and liabilities using presently enacted tax rates. Deferred income taxes result from temporary differences between pre-tax income reported in the financial statements and taxable income. The Company recognizes liabilities for uncertain tax positions based on a two-step process. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit. The second step is to estimate and measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. It is inherently difficult and subjective to estimate such amounts, as the amounts rely upon the determination of the probability of various possible outcomes. The Company reevaluates these uncertain tax positions on a quarterly basis. This evaluation is based on factors including, but not limited to, changes in facts or circumstances, changes in tax law and expiration of statutes of limitations, effectively settled issues under audit, and audit activity. Such a change in recognition or measurement would result in the recognition of a tax benefit or an additional charge to the tax provision. It is the Company’s policy to recognize as additional income tax expense the items of interest and penalties directly related to income taxes.

STOCK BASED COMPENSATION – The Company accounts for compensation related to share based plans by recognizing the grant date fair value of stock options and other equity-based compensation issued to Company employees in Patriot’s income statement over the requisite employee service period using the straight-line attribution model. In addition, compensation expense must be recognized for the change in fair value of any awards modified, repurchased or cancelled after the grant date. The fair value of each grant is estimated on the date of grant using the Black-Scholes option-pricing model. The assumptions used in the model and related impact are discussed in Footnote 6.

PENSION PLAN - The Company accounts for its pension plan following the requirements of FASB ASC Topic 715, “Compensation – Retirement Benefits”, which requires an employer to: (a) recognize in its statement of financial position the funded status of a benefit plan; (b) measure defined benefit plan assets and obligations as of the end of the employer’s fiscal year (with limited exceptions); and (c) recognize as a component of other comprehensive income, net of tax, the gains or losses and prior service costs or credits that arise but are not recognized as components of net periodic benefit costs pursuant to prior existing guidance.

EARNINGS PER COMMON SHARE - Basic earnings per common share are based on the weighted average number of common shares outstanding during the periods. Diluted earnings per common share are based on the weighted average number of common shares and potential dilution of securities that could share in earnings. The differences between basic and diluted shares used for the calculation are the effect of employee and director stock options and restricted stock.

USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United State requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Certain accounting policies and estimates are of more significance in the financial statement preparation process than others. The most critical accounting policies and estimates include the economic useful lives and salvage values of our vehicles and equipment, provisions for uncollectible accounts receivable, estimates of exposures related to our insurance claims plans, and estimates for taxes. To the extent that actual, final outcomes are different than these estimates, or that additional facts and circumstances result in a revision to these estimates, earnings during that accounting period will be affected.

ENVIRONMENTAL - Environmental expenditures that benefit future periods are capitalized. Expenditures that relate to an existing condition caused by past operations, and which do not contribute to current or future revenue generation, are expensed. Liabilities are recorded for the estimated amount of expected environmental assessments and/or remedial efforts. Estimation of such liabilities includes an assessment of engineering estimates, continually evolving governmental laws and standards, and potential involvement of other potentially responsible parties.

COMPREHENSIVE INCOME – Comprehensive income consists of net income and other comprehensive income (loss). Other comprehensive income (loss) refers to expenses, gains, and losses that are not included in net income, but rather are recorded directly in shareholder’s equity/net investment.

NET INVESTMENT BY PARENT – The Net investment by former Parent represents a net balance reflecting FRP’s initial investment in the Company and subsequent adjustments resulting from the operations of the Company and various transactions between the Company and FRP.

RECENTLY ISSUED ACCOUNTING STANDARDS – In January 2015, the FASB issued ASU 2015-01, "Income Statement—Extraordinary and Unusual Items (Subtopic 225-20) Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items." This guidance is effective for annual periods beginning on or after December 15, 2015 and interim periods within those years, with early adoption permitted. We do not expect the adoption of this guidance will have a material impact on our financial statements.

In April 2015, the FASB issued ASU No. 2015-03, “Simplifying the Presentation of Debt Issuance Costs”, which relates to the financial statement presentation of debt issuance costs. This guidance requires debt issuance costs to be presented in the balance sheet as a reduction of the related debt liability rather than an asset. The guidance is effective for annual and interim periods beginning after December 15, 2015 and early adoption is permitted and will only result in a change in presentation of these costs on our balance sheets.